Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial assets and financial liabilities
Note 18. Financial assets and financial liabilities
18.1 Borrowings:

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Non-current
Borrowings	349,559	389,096	294,415

Total non-current	349,559	389,096	294,415

Current
Borrowings	190,227	62,317	10,352

Total current	190,227	62,317	10,352

Total Borrowings	539,786	451,413	304,767

The maturities of the Company’s borrowings (excluding lease liabilities) and its exposure to interest rates are as follow:

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Fixed rate
Less than one year	113,174	43,370	4,841
One to two years	105,652	200,172	14,721
Three to five years	134,623	44,932	132,486

	353,449	288,474	152,048
Floating rates
Less than one year	77,053	18,947	5,5111
One to two years	64,352	99,060	14,721
Three to five years	44,932	44,932	132,487

	186,337	162,939	152,719

Total borrowings	539,786	451,413	304,767

See Note 18.5 for information regarding the fair value of the borrowings.
The following table details the carrying amounts of borrowings as of December 31, 2020:

Subsidiary	Bank	Subscription date	Currency	Amount of principal	Interest	Rate Annual	Expiration	Carrying amount
Vista Argentina	Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio y Citibank NA (1)	July, 2018	US	150,000	Floating	LIBOR + 4.5%	July, 2023	277,353
				150,000	Fixed	8%
Vista Argentina		July, 2020	ARS	806,738	Floating	Badcor + 8.5%	January, 2022	10,977
				161,348	Fixed	43%
Vista Argentina	Banco BBVA	July, 2019	US	15,000	Fixed	9.4%	July, 2022	11,853
Vista Argentina	Banco BBVA	April, 2020	ARS	725,000	Floating	TM20 + 6%	April, 2021	4,676
Vista Argentina	Banco Macro	July, 2020	ARS	1,800,000	Floating	Badlar + 9%	July, 2021	23,217
Vista Argentina	Banco BBVA	July, 2020	ARS	120,424	Floating	Badlar + 8%	January, 2022	1,509
Vista Argentina	Banco BBVA	October, 2020	ARS	130,482	Floating	Badlar + 8%	April, 2022	1,659
Vista Argentina	Bolsas y Mercados Argentinos S.A.	December, 2020	ARS	1,965,000	Fixed	31%	January, 2021	9,061 (2)

(1)	As of December 31, 2020, the Company must comply with the following restrictions, according to the parameters defined in the loan contract:

(i)	The ratio of consolidated net debt to EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization”) consolidated.

(ii)
The Consolidated Interest Coverage Index as of the last day of each fiscal quarter. “Consolidated Interest Coverage Ratio” shall mean, the ratio of (a) Consolidated EBITDA to (b) Consolidated Interest Expense for such period.

This credit facility includes covenants restricting, but not prohibiting, among other things, Vista Argentina, Vista Holding I and Vista Holding II and the Company’s ability to: (i) incur or guarantee additional debt; (ii) create liens on its assets to secure debt; (iii) dispose of assets (iv) merge or consolidate with another person or sell or otherwise dispose of all or substantially all of its assets; (v) change their existing line of business (vi) declare or pay any dividends or return any capital; (vii) make investments; (viii) enter into transactions with affiliates; and (ix) change their existing accounting practices.
As of December 31, 2020, and 2019, there was no
non-compliance
of said affirmative, negative and financial covenants.
During July 2020, the Company and its subsidiaries Vista Argentina, Vista Holding I and Vista Holding II, entered into different agreements to refinance 45,000 of the Syndicated Loan, by entering into a new syndicated loan agreement (“ARS Syndicated Loan”) for an amount in Argentine pesos equivalent to 40,500 payable in two tranches: the first of 13,500 in July 2020 and the second of 27,000 in January 2021 (See Note 36) and in turn the deferral of the payment of a tranche of 4,500 with original maturity in 2020 to a new maturity term in 2022. Finally, as part of the third amendment to the ARS Syndicated Loan contract, modifications were incorporated to certain definitions and financial commitments. There were no additional financial charges recognized in the results of the year, connected with modifications mentioned bellow.
(2)
Amount net of 17,023 of short-term investments in guarantees.
Additionally, during the years ended December 31, 2020 and 2019, Vista Argentina has issued a simple non-convertible
debt security, under the Notes Program that was approved by the National Securities Commission in Argentina (“CNV”). The following table details the carrying amounts of negotiable obligations (“ON”):

Subsidiary	Instruments	Subscription date	Currency	Amount of principal	Interest	Rate Annual	Expiration	Carrying amount
Vista Argentina	ON I	July, 2019	US	50,000	Fixed	7.88%	July, 2021	50,485
Vista Argentina	ON II	August, 2019	US	50,000	Fixed	8.5%	August, 2022	50,267
Vista Argentina	ON III	February, 2020	US	50,000	Fixed	3.5%	February, 2024	50,168
Vista Argentina	ON IV	August, 2020	ARS	725,650	Floating	Badlar + 1.37%	February, 2022	8,930
Vista Argentina	ON V	August, 2020	US	20,000	Fixed	0%	August, 2023	19,787
		December, 2020	US	10,000	Fixed	0%	August, 2023	9,910
Vista Argentina	ON VI	December, 2020	US	10,000	Fixed	3.24%	December, 2024	9,934

Under the aforementioned Notes Program, the Company may publicly offer and issue debt securities in Argentina for a total capital amount of up to 800,000 or its equivalent in other currencies at any time.
18.1.1 Loan Agreement with OPIC
On September 11, 2019, the Board of Directors of the Overseas Private Investment Corporation (“OPIC”) has approved a credit line up to 300,000 in financing to Vista Argentina and 150,000 to
Aleph, with a term of up to ten years, which are subject to the conclusion of the final documents and the fulfillment of certain precedent conditions. As of the date of these consolidated financial statements no funds related to this loan were received and there are no assurances that those precedent conditions can be met.
18.2 Changes in liabilities arising from financing activities
The movements in the borrowings are as follows:

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Balance at the beginning of the periods/year	451,413	304,767	—	—
Balance of financial liability as of April 4, 2018 of VISTA related to Series A shares	—	—	647,083	—
Proceeds from bridge loan (1)	—	—	260,000	—
Payment of bridge loan transaction costs	—	—	(11,904)	—
Payment of bridge loan (1)	—	—	(260,000)	—
Proceeds from borrowings (2)	198,618	234,728	300,000	—
Payment of borrowings transaction costs	(2,259)	(1,274)	(8,333)	—
Payment of redemption of Series A shares (Note 21 .1)	—	—	(204,590)	—
Capitalization of liability related to Series A shares (2)	—	—	(442,491)	—
Interes expense (3) (Note 11.2)	47,923	34,159	15,546	—
Payment of borrowings’ interests	(43,756)	(32,438)	(5,018)	—
Payment of borrowings’ principal	(98,761)	(90,233)	—	—
Costs of early settlements of borrowings and amortized cost (Note 11.3)	2,811	2,076	14,474	—
Foreing currency exchange difference	(16,203)	(372)

Balances at the end of the period/year	539,786	451,413	304,767	—

(1)
On April 4, 2018, the Company subscribed a bridge loan agreement with Citibank, NA, Credit Suisse AG and Morgan Stanley Senior Funding, Inc., as
co-lenders,
for an amount of 260,000 in order to pay a portion of the price of acquisition of the shares of APCO and APCO Argentina. Such loan originated transaction costs for an amount of 11,904. The loan had an expiration date on February 11, 2019 and bore interest of 3.25% to be increased on a quarterly basis reaching 5% at the expiration date. The repayment of the entire principal would occur on the final maturity date. The repayment of the entire principal and interest accrued occurred on July 19, 2018.

This loan was prepaid on July 19, 2018, when a new financing was obtained through its Argentine subsidiary as explained in item 2). Consequently, the collateral in favor of the lenders was released. As of that date, the remaining amount of deferred expenses related to this loan for 11,904 were recognized in profit or loss.

(2)	As of December 31, 2020, Includes 201,728 net of 3,110 of government bonds in guarantees (non-cash).
(3)	Non-cash movement

18.3 Warrants
Along with the issuance of the Serie A common shares at the IPO, the Company placed 65,000,000 Warrants to purchase one-third
of a Serie A common shares at a strike price of 11.50 US per share (the “Serie A Warrants”). These Serie A Warrants expire on April 4, 2023 or earlier if, after exercisability, the closing price for a class A common share for any 20 trading days within an applicable
30-trading
day period shall equal or exceed the peso equivalent of 18.00 US and the Company decides to early terminate the exercise period of the Warrants. In the event the Company declares an early termination, Vista will have the right to declare that the exercise of the Series A Warrants to be made on a “cashless basis”. If the Company elects the cashless exercise, holders of Series A Warrants electing to exercise such Warrants shall do so by surrendering warrants and receiving a variable number of Series A shares resulting from the formula set forth in the Warrant indenture, which captures the average of the US equivalent of the closing price of the class A shares during a
10-day
period.
Substantially at the same time, the Company’s sponsors purchased a total of 29,680,000 Warrants to purchase one-third
of a Series A common share at a strike price of 11.50 US per share (the “Warrants”) for 14,840 in a private placement that was made simultaneously with the closing of the IPO in Mexico. The Warrants are identical to and fungible with the Series A Warrants; however, the Warrants may be exercised for cash or on a cashless basis for a variable number of Series A shares at the discretion of Vista’s sponsors or their permitted transferees. If the Warrants are held by other persons, then they will be exercisable by on the same basis as the other warrants.
On August 15, 2018, the exercise period of the Warrants commenced.
On February 13, 2019, the Company completed sale of 5,000,000 of Warrants to purchase one-third
of a Series A common shares pursuant to a Forward Purchase Agreement and certain subscription commitment, at a price of 11.50 US/per share.
As of December 31, 2020, 2019 and 2018 warrant’s holders have not exercised their right.
The liability associated with the warrant will eventually be converted to the Company’s equity (Serie A common shares) when the warrants are exercised or will be extinguished upon the expiry of the outstanding warrants and will not result in the payment of any cash by the Company.
In accordance with IFRS, a contract to issue a variable number of shares should be classified as a financial liability and measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss and comprehensive income.

Non-current	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Warrants	362	16,860	23,700

Total non-current	362	16,860	23,700

18.4 Financial instruments by category
The following chart presents financial instruments by category:

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
American governments bonds (Note 23)	8,004	—	8,004
Trade and other receivables (Note 17)	546	—	546

Total non-current financial assets	8,550	—	8,550

Cash, banks and short-term investments (Note 20)	170,851	32,096	202,947

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Trade and other receivables (Note 17)	30,109	—	30,109

Total current financial assets	200,960	32,096	233,056

Liabilities
Borrowings (Note 18.1)	349,559	—	349,559
Warrants (Note 18.3)	—	362	362
Leases liabilities (Note 15)	17,498	—	17,498

Total non-current financial liabilities	367,057	362	367,419

Borrowings (Note 18.1)	190,227	—	190,227
Accounts payable and accrued liabilities (Note 26)	118,619	—	118,619
Leases liabilities (Note 15)	6,183	—	6,183

Total current financial liabilities	315,029	—	315,029

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
American governments bonds (Note 23)	7,882	—	7,882
Trade and other receivables (Note 17)	4,372	—	4,372

Total non-current financial assets	12,254	—	12,254

Cash, banks and short-term investments (Note 20)	251,245	8,783	260,028
Trade and other receivables (Note 17)	70,191	—	70,191

Total current financial assets	321,436	8,783	330,219

Liabilities
Borrowings (Note 18.1)	389,096	—	389,096
Warrants (Note 18.3)	—	16,860	16,860
Leases liabilities (Note 15)	9,372	—	9,372
Accounts payable and accrued liabilities (Note 26)	419	—	419

Total non-current financial liabilities	398,887	16,860	415,747

Accounts payable and accrued liabilities (Note 26)	98,269	—	98,269
Borrowings (Note 18.1)	62,317	—	62,317
Leases liabilities (Note 15)	7,395	—	7,395

Total current financial liabilities	167,981	—	167,981

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Assets
Trade and other receivables (Note 17)	9,049	—	9,049

Total non-current financial assets	9,049	—	9,049

Cash, banks and short-term investments (Note 20)	52,116	28,792	80,908
Trade and other receivables (Note 17)	69,587	—	69,587

Total current financial assets	121,703	28,792	150,495

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Liabilities
Accounts payable and accrued liabilities (Note 26)	1,007	—	1,007
Borrowings (Note 18.1)	294,415	—	294,415
Warrants (Note 18.3)	—	23,700	23,700

Total non-current financial liabilities	295,422	23,700	319,122

Accounts payable and accrued liabilities (Note 26)	84,334	—	84,334
Borrowings (Note 18.1)	10,352	—	10,352
Warrants (Note 18.3)	—	—	—

Total current financial liabilities	94,686	—	94,686

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:
For the year ended December 31, 2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of Warrants (Note 11.3)	—	16,498	16,498
Foreign currency exchange difference, net (Note 11.3)	3,068	—	3,068
Effect of discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of the financial assets (Note 11.3)	—	(645)	(645)
Interest expense leases (Note 11.3)	(1,641)	—	(1,641)
Unwinding of discount on asset retirement obligation (Note 11.3)	(2,584)	—	(2,584)
Others (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

For the year ended December 31, 2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)
Cost of early settlements of borrowings and amortized cost(Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of Warrants (Note 11.3)	—	6,840	6,840
Foreign currency exchange difference, net (Note 11.3)	(2,991)	—	(2,991)
Effect of discount of assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Note 11.3)	—	873	873
Interest expense leases (Note 11.3)	(1,561)	—	(1,561)
Unwinding of discount on asset retirement obligation (Note 11.3)	(1,723)	—	(1,723)
Others (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

For the period from April 4, 2018 through December 31, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	2,532	—	2,532
Interest expense (Note 11.2)	(15,746)	—	(15,746)
Foreign currency exchange difference, net (Note 11.3)	3,005	—	3,005
Changes in the fair value of Warrants (Note 11.3)	—	(8,860)	(8,860)
Changes in the fair value of government bonds and mutual funds (Note 11.3)
Cost of early settlements of borrowings and amortized cost (Note 11.3)	(14,474)	—	(14,474)
Effect on discount on assets and liabilities at present value (Note 11.3)	(2,743)	—	(2,743)
Unwinding of discount on asset retirement obligation (Note 11.3)	(897)	—	(897)
Others (Note 11.3)	(366)	—	(366)

Total	(28,689)	(8,860)	(36,630)

For the period from January 1, 2018 through April 3, 2018:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	239	—	239
Interest expense (Note 11.2)	(23)	—	(23)
Foreign currency exchange difference, net (Note 11.3)	(995)	—	(995)
Results from financial instruments at fair value (Note 11.3)	—	69	69
Changes in the fair value of government bonds and mutual funds (Note 11.3)	—	—	—
Cost of early settlements of borrowings and amortized cost (Note 11.3)	—	—	—
Effect on discount on assets and liabilities at present value (Note 11.3)	—	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	(233)	—	(233)

Total	(1,012)	69	(943)

18.5 Fair values
This note provides information about how the Company determines fair values of various financial assets and financial liabilities.